JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.1%
Australia — 10.4%
AGL Energy Ltd.	249,569	2,181,621
Alumina Ltd.	1,835,046	2,355,566
Ampol Ltd.	128,527	2,558,981
Ansell Ltd.	122,685	3,429,454
APA Group	342,538	2,546,877
Aurizon Holdings Ltd.	466,892	1,316,955
AusNet Services	1,419,476	1,868,586
Beach Energy Ltd.	511,975	636,810
BHP Group Ltd.	108,284	3,611,162
BHP Group plc	115,181	3,156,574
Brambles Ltd.	127,571	1,026,453
Coca-Cola Amatil Ltd.	220,580	2,195,673
Cochlear Ltd.	13,602	2,045,187
Coles Group Ltd.	84,386	1,168,179
Crown Resorts Ltd.	80,636	588,894
CSL Ltd.	16,088	3,335,389
CSR Ltd.	566,617	2,273,436
Dexus, REIT	356,991	2,444,742
Evolution Mining Ltd.	374,261	1,336,650
Fortescue Metals Group Ltd.	220,482	3,631,720
GPT Group (The), REIT	763,333	2,508,547
Harvey Norman Holdings Ltd.	460,723	1,865,966
JB Hi-Fi Ltd.	34,104	1,340,363
Macquarie Group Ltd.	22,564	2,250,273
Metcash Ltd.	369,850	963,250
Mirvac Group, REIT	935,103	1,687,436
Origin Energy Ltd.	646,677	2,324,439
Qantas Airways Ltd.*	508,842	1,741,045
Ramsay Health Care Ltd.	52,415	2,515,093
Rio Tinto Ltd.	40,319	3,374,658
Rio Tinto plc	45,554	3,456,052
Santos Ltd.	644,452	3,176,389
Sonic Healthcare Ltd.	135,445	3,539,703
Tabcorp Holdings Ltd.	908,390	2,752,770
Telstra Corp. Ltd.	1,084,682	2,575,980
TPG Telecom Ltd.*(a)	197,824	1,110,606
Vicinity Centres, REIT	485,461	564,878
Vocus Group Ltd.*	90,926	284,427
Wesfarmers Ltd.	93,289	3,872,365
Woodside Petroleum Ltd.	167,404	3,107,278

		88,720,427

Austria — 0.1%
OMV AG	25,365	1,064,363

Belgium — 0.7%
Etablissements Franz Colruyt NV	32,415	1,999,570
Groupe Bruxelles Lambert SA	12,706	1,256,880
Proximus SADP	114,691	2,416,906

		5,673,356

Brazil — 0.3%
Yara International ASA	52,411	2,437,126

Cambodia — 0.1%
NagaCorp Ltd.	580,000	658,504

Chile — 0.4%
Antofagasta plc	175,000	3,412,917

China — 1.3%
Lenovo Group Ltd.	3,552,000	4,134,324
Tingyi Cayman Islands Holding Corp.	404,000	802,765
Uni-President China Holdings Ltd.	825,000	997,304
Want Want China Holdings Ltd.	1,851,000	1,329,221
Wilmar International Ltd.	951,000	3,764,005

		11,027,619

Denmark — 1.0%
Carlsberg A/S, Class B	9,194	1,343,170
Chr Hansen Holding A/S*	12,696	1,148,595
DSV Panalpina A/S	3,790	591,336
Genmab A/S*	7,480	2,978,122
Novo Nordisk A/S, Class B	31,021	2,161,178

		8,222,401

Finland — 2.2%
Elisa OYJ	46,979	2,796,982
Fortum OYJ	133,630	3,232,231
Kesko OYJ, Class B	134,696	3,497,600
Neste OYJ	46,662	3,286,899
Orion OYJ, Class B	12,428	570,216
Stora Enso OYJ, Class R	111,321	2,020,216
UPM-Kymmene OYJ	92,278	3,297,281

		18,701,425

France — 3.6%
Air Liquide SA	19,172	3,135,524
Arkema SA	19,766	2,187,298
Atos SE*	18,618	1,428,738
Capgemini SE	21,909	3,166,091
Dassault Systemes SE	8,904	1,777,448
Eiffage SA*	26,496	2,404,981
Gecina SA, REIT	15,137	2,150,576
Iliad SA	3,976	735,291
Orange SA	128,150	1,504,024
Pernod Ricard SA	16,005	3,016,336
Safran SA*	11,020	1,385,299
Schneider Electric SE	7,222	1,057,018
TOTAL SE	46,533	1,961,293
Vinci SA	22,843	2,118,190
Vivendi SA	85,364	2,623,109

		30,651,216

Germany — 2.2%
Beiersdorf AG	2,074	226,388
Deutsche Telekom AG (Registered)	173,609	3,087,213
Evonik Industries AG	26,009	855,282
Fresenius Medical Care AG & Co. KGaA	31,887	2,579,623
Hannover Rueck SE	12,258	1,899,537
Hella GmbH & Co. KGaA*	14,230	867,535
Infineon Technologies AG	40,185	1,609,956
Merck KGaA	6,743	1,123,849
ProSiebenSat.1 Media SE*	67,502	1,219,801
SAP SE	19,301	2,449,067
Telefonica Deutschland Holding AG(a)	594,157	1,628,254
Uniper SE	35,588	1,246,233

		18,792,738

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Hong Kong — 3.8%
ASM Pacific Technology Ltd.	203,400	2,953,649
Cathay Pacific Airways Ltd.*(a)	151,544	116,681
CK Infrastructure Holdings Ltd.	444,000	2,357,351
CLP Holdings Ltd.	353,000	3,312,753
Hong Kong & China Gas Co. Ltd.	1,695,708	2,435,435
Hutchison Port Holdings Trust	2,683,400	547,996
Jardine Matheson Holdings Ltd.	8,700	501,444
Jardine Strategic Holdings Ltd.	7,500	194,925
Link, REIT	197,500	1,713,362
MTR Corp. Ltd.	522,500	3,032,222
New World Development Co. Ltd.	227,750	1,054,502
PCCW Ltd.	3,931,000	2,186,054
Power Assets Holdings Ltd.	467,000	2,478,210
Techtronic Industries Co. Ltd.	262,500	3,921,325
WH Group Ltd.(b)	1,693,000	1,371,929
Xinyi Glass Holdings Ltd.	1,442,000	3,488,163
Yue Yuen Industrial Holdings Ltd.	487,500	1,060,471

		32,726,472

Indonesia — 0.1%
First Pacific Co. Ltd.	390,000	120,442
Golden Agri-Resources Ltd.	4,517,400	613,705

		734,147

Ireland — 0.4%
CRH plc	31,635	1,298,137
Flutter Entertainment plc*	8,893	1,654,010
Smurfit Kappa Group plc	17,370	836,429

		3,788,576

Italy — 1.9%
Banca Mediolanum SpA	57,909	458,886
Davide Campari-Milano NV(a)	148,770	1,599,032
Enel SpA	81,741	810,707
Eni SpA	123,075	1,243,153
Infrastrutture Wireless Italiane SpA(b)	90,779	974,894
Italgas SpA	342,529	2,054,373
Poste Italiane SpA(b)	125,393	1,225,326
Recordati Industria Chimica e Farmaceutica SpA	27,775	1,437,335
Snam SpA	359,579	1,885,528
Telecom Italia SpA	3,171,679	1,358,066
Terna Rete Elettrica Nazionale SpA	397,078	2,879,672

		15,926,972

Japan — 30.2%
Advantest Corp.	47,200	3,730,078
Alfresa Holdings Corp.	66,000	1,315,707
Aozora Bank Ltd.	70,700	1,303,028
Asahi Kasei Corp.	66,800	742,804
Astellas Pharma, Inc.	172,600	2,801,649
Bandai Namco Holdings, Inc.	33,500	2,856,582
Brother Industries Ltd.	45,100	1,005,665
Canon Marketing Japan, Inc.	66,800	1,465,734
Capcom Co. Ltd.	59,500	3,732,993
Casio Computer Co. Ltd.	102,200	1,805,570
Central Japan Railway Co.	14,800	2,119,245
Chubu Electric Power Co., Inc.	212,300	2,600,195
Chugai Pharmaceutical Co. Ltd.	63,600	3,328,133
Chugoku Electric Power Co., Inc. (The)	213,900	2,637,575
COMSYS Holdings Corp.	103,300	3,059,535
Cosmo Energy Holdings Co. Ltd.	125,600	2,781,379
Cosmos Pharmaceutical Corp.	15,700	2,393,752
CyberAgent, Inc.	33,600	2,103,513
Dai Nippon Printing Co. Ltd.	102,800	1,771,982
Daicel Corp.	74,400	565,971
Daiichi Sankyo Co. Ltd.	54,900	1,767,287
Daiwa Securities Group, Inc.	315,500	1,501,604
Denka Co. Ltd.	27,700	1,054,939
DIC Corp.	66,800	1,635,490
Eisai Co. Ltd.	21,600	1,576,444
Electric Power Development Co. Ltd.	184,900	3,018,698
ENEOS Holdings, Inc.	731,900	2,966,205
Fuji Media Holdings, Inc.	48,800	566,468
FUJIFILM Holdings Corp.	54,700	3,133,326
Fujitsu Ltd.	20,100	3,067,258
Fukuoka Financial Group, Inc.	24,300	434,691
Gunma Bank Ltd. (The)	155,000	478,099
Hachijuni Bank Ltd. (The)	140,300	448,577
Hankyu Hanshin Holdings, Inc.	75,700	2,449,275
Hikari Tsushin, Inc.	12,600	2,642,408
Hitachi Capital Corp.	37,000	912,862
Hoya Corp.	8,100	1,036,427
Idemitsu Kosan Co. Ltd.	68,837	1,616,564
Iida Group Holdings Co. Ltd.	77,300	1,705,199
Inpex Corp.	459,400	2,659,260
ITOCHU Corp.	100,100	2,866,763
Itochu Techno-Solutions Corp.	81,500	2,873,210
J Front Retailing Co. Ltd.	60,900	504,537
Japan Post Holdings Co. Ltd.	286,000	2,274,436
Japan Post Insurance Co. Ltd.	105,000	2,062,332
Kajima Corp.	127,000	1,701,622
Kaken Pharmaceutical Co. Ltd.	16,500	647,558
Kaneka Corp.	7,300	262,165
Kansai Electric Power Co., Inc. (The)	271,900	2,665,813
KDDI Corp.	110,700	3,253,775
Keisei Electric Railway Co. Ltd.	21,900	743,590
Kinden Corp.	62,000	996,259
Kirin Holdings Co. Ltd.	54,300	1,167,125
K’s Holdings Corp.	221,500	2,995,087
Kuraray Co. Ltd.	1,300	13,928
Kyowa Kirin Co. Ltd.	33,800	1,001,869
Kyushu Electric Power Co., Inc.	61,100	566,833
Lasertec Corp.	9,700	1,299,296
Lawson, Inc.	16,200	786,798
Lintec Corp.	56,700	1,284,286
Mani, Inc.	39,200	1,038,819
Marubeni Corp.	419,700	2,788,618
Matsui Securities Co. Ltd.	77,100	599,554
Mebuki Financial Group, Inc.	171,400	331,846
Medipal Holdings Corp.	102,900	2,106,853
Mitsubishi Chemical Holdings Corp.	86,000	588,234
Mitsubishi Corp.	32,200	815,694
Mitsubishi Gas Chemical Co., Inc.	150,400	3,441,297

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mitsubishi Heavy Industries Ltd.	66,800	1,918,717
Mitsubishi UFJ Lease & Finance Co. Ltd.	225,500	1,103,414
Mitsui & Co. Ltd.	142,800	2,649,594
Mitsui Chemicals, Inc.	42,900	1,229,287
Mochida Pharmaceutical Co. Ltd.	73,300	2,751,166
MS&AD Insurance Group Holdings, Inc.	68,700	1,976,593
Nagoya Railroad Co. Ltd.	16,100	410,063
Nifco, Inc.	22,200	776,074
Nintendo Co. Ltd.	6,300	3,626,503
Nippo Corp.	103,300	2,574,095
Nippon Express Co. Ltd.	2,500	169,854
Nippon Paper Industries Co. Ltd.	41,500	506,719
Nippon Shokubai Co. Ltd.	25,400	1,422,608
Nippon Telegraph & Telephone Corp.	130,400	3,259,193
Nipro Corp.	22,700	267,673
Nissan Motor Co. Ltd.*	9,700	50,010
Nisshin Seifun Group, Inc.	46,600	784,371
Nissin Foods Holdings Co. Ltd.	32,000	2,765,890
Nitori Holdings Co. Ltd.	16,500	3,274,640
Nitto Denko Corp.	39,100	3,544,121
NOF Corp.	9,000	432,490
Nomura Holdings, Inc.	481,100	2,545,524
Nomura Real Estate Holdings, Inc.	52,100	1,163,701
Nomura Research Institute Ltd.	99,400	3,348,229
Obayashi Corp.	234,500	1,964,221
Ono Pharmaceutical Co. Ltd.	90,900	2,713,284
Open House Co. Ltd.	26,800	1,078,782
ORIX Corp.	157,900	2,533,646
Osaka Gas Co. Ltd.	134,800	2,492,816
Penta-Ocean Construction Co. Ltd.	55,900	458,001
Rakuten, Inc.	205,700	2,024,647
Resona Holdings, Inc.	505,100	1,753,390
Rinnai Corp.	11,100	1,159,377
Sankyo Co. Ltd.	40,900	1,168,221
Sawai Pharmaceutical Co. Ltd.	37,400	1,709,670
SBI Holdings, Inc.	68,500	1,710,049
SCSK Corp.	26,000	1,446,062
Sekisui Chemical Co. Ltd.	104,300	1,881,174
Sekisui House Ltd.	150,100	2,900,002
Shimamura Co. Ltd.	8,000	888,471
Shionogi & Co. Ltd.	44,900	2,437,622
Ship Healthcare Holdings, Inc.	9,900	569,610
SKY Perfect JSAT Holdings, Inc.	143,400	629,811
Skylark Holdings Co. Ltd.*	113,000	1,856,399
SoftBank Corp.	64,100	842,047
SoftBank Group Corp.	38,700	2,998,205
Sojitz Corp.	885,400	2,049,636
Sony Corp.	35,600	3,407,371
Sugi Holdings Co. Ltd.	33,500	2,201,519
Sumitomo Dainippon Pharma Co. Ltd.	51,400	835,565
Sumitomo Mitsui Financial Group, Inc.	54,400	1,690,117
Sumitomo Osaka Cement Co. Ltd.	52,100	1,576,012
Suzuken Co. Ltd.	22,700	879,145
Taisho Pharmaceutical Holdings Co. Ltd.	11,400	745,554
TDK Corp.	11,800	1,907,966
Teijin Ltd.	128,100	2,343,522
TIS, Inc.	43,800	973,967
Tobu Railway Co. Ltd.	38,200	1,077,943
Toho Co. Ltd.	2,400	92,964
Toho Gas Co. Ltd.	45,300	2,663,006
Tohoku Electric Power Co., Inc.	281,000	2,411,681
Tokuyama Corp.	66,900	1,669,880
Tokyo Century Corp.	7,700	625,047
Tokyo Electric Power Co. Holdings, Inc.*	463,700	1,778,712
Tokyo Electron Ltd.	9,400	3,574,377
Tokyo Gas Co. Ltd.	118,700	2,601,041
Tosoh Corp.	143,700	2,464,124
Toyo Suisan Kaisha Ltd.	55,800	2,746,159
Toyobo Co. Ltd.	30,100	377,788
Toyota Industries Corp.	44,400	3,497,416
Tsumura & Co.	64,900	2,111,779
Tsuruha Holdings, Inc.	7,000	929,535
Ube Industries Ltd.	88,300	1,677,391
USS Co. Ltd.	60,900	1,199,219
Welcia Holdings Co. Ltd.	61,200	2,073,363
Yamada Holdings Co. Ltd.	607,300	3,095,913
Yamaguchi Financial Group, Inc.	8,000	45,493
Yokohama Rubber Co. Ltd. (The)	104,500	1,645,916
Zeon Corp.	67,500	1,083,716

		258,289,241

Jordan — 0.3%
Hikma Pharmaceuticals plc	89,232	2,930,321

Luxembourg — 0.2%
RTL Group SA*	23,199	1,326,979

Macau — 0.2%
Sands China Ltd.	341,912	1,357,851

Mexico — 0.1%
Fresnillo plc	72,179	972,590

Netherlands — 2.6%
ASR Nederland NV	24,338	943,443
Heineken Holding NV	29,878	2,632,363
Koninklijke Ahold Delhaize NV	101,107	2,902,230
Koninklijke DSM NV	7,557	1,321,065
Koninklijke KPN NV	982,950	3,070,738
Koninklijke Philips NV*	55,206	3,009,234
NN Group NV	65,769	2,739,379
Royal Dutch Shell plc, Class A	148,314	2,744,446
Wolters Kluwer NV	37,032	3,077,001

		22,439,899

New Zealand — 1.2%
Fisher & Paykel Healthcare Corp. Ltd.	147,388	3,652,816
Spark New Zealand Ltd.	975,521	3,349,308
Xero Ltd.*	33,922	3,346,363

		10,348,487

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Norway — 1.0%
Aker BP ASA	434	10,779
Equinor ASA	100,528	1,801,582
Mowi ASA	131,314	2,913,558
Orkla ASA	209,085	2,032,448
Salmar ASA	17,432	1,045,584
Telenor ASA	62,852	1,036,832

		8,840,783

Portugal — 0.6%
EDP — Energias de Portugal SA	594,928	3,734,054
Galp Energia SGPS SA	22,470	225,535
Jeronimo Martins SGPS SA	77,108	1,260,915

		5,220,504

Russia — 0.6%
Evraz plc	433,472	2,963,828
Polymetal International plc	113,335	2,446,190

		5,410,018

Singapore — 2.0%
Ascendas, REIT	629,342	1,452,100
CapitaLand Integrated Commercial Trust, REIT	673,608	1,076,190
ComfortDelGro Corp. Ltd.	757,700	899,076
Genting Singapore Ltd.	918,900	589,737
Keppel Corp. Ltd.	598,800	2,250,675
Mapletree Commercial Trust, REIT	809,000	1,251,626
Mapletree Industrial Trust, REIT	255,400	549,945
Mapletree Logistics Trust, REIT	548,900	814,097
Mapletree North Asia Commercial Trust, REIT(b)	466,900	342,200
Sembcorp Industries Ltd.	1,609,200	1,988,250
Singapore Press Holdings Ltd.	501,300	443,551
Singapore Telecommunications Ltd.	990,000	1,753,831
Suntec, REIT	669,500	802,155
Venture Corp. Ltd.	204,300	3,036,306

		17,249,739

South Africa — 0.3%
Anglo American plc	81,852	2,692,395

South Korea — 7.7%
Celltrion, Inc.*	1,700	490,726
DL E&C Co. Ltd.*	14,191	1,414,533
DL Holdings Co. Ltd.*	11,320	615,330
GS Engineering & Construction Corp.*	49,607	1,689,302
GS Holdings Corp.*	25,898	840,426
GS Retail Co. Ltd.*	19,579	607,113
Hana Financial Group, Inc.	30,182	879,939
Hanwha Corp.*	22,064	632,032
Hanwha Solutions Corp.*	15,519	690,441
Hite Jinro Co. Ltd.*	37,300	1,060,669
Hyundai Department Store Co. Ltd.*	14,332	1,001,786
Hyundai Mobis Co. Ltd.*	5,704	1,616,452
Industrial Bank of Korea	157,158	1,098,686
Kakao Corp.	8,755	3,439,373
Kangwon Land, Inc.*	54,678	1,149,200
KB Financial Group, Inc.	29,792	1,075,648
Kia Motors Corp.	44,501	3,261,397
Korea Electric Power Corp.	95,454	1,947,727
Korea Gas Corp.*	65,909	1,827,509
Korea Zinc Co. Ltd.*	442	159,485
Korean Air Lines Co. Ltd.*	5,905	151,178
KT&G Corp.	5,541	396,440
LG Corp.*	41,621	3,680,403
LG Uplus Corp.*	150,712	1,607,802
NAVER Corp.	11,007	3,358,579
NCSoft Corp.*	4,195	3,554,216
NongShim Co. Ltd.	1,514	381,588
Orion Corp.*	7,197	771,546
POSCO	10,541	2,313,812
Samsung Electronics Co. Ltd.	60,252	4,404,844
Samsung SDS Co. Ltd.	4,013	698,806
SK Holdings Co. Ltd.	4,152	1,153,762
SK Hynix, Inc.	20,139	2,198,787
SK Innovation Co. Ltd.*	17,407	4,345,575
SK Networks Co. Ltd.*	47,225	217,834
SK Telecom Co. Ltd.	11,171	2,436,271
SKC Co. Ltd.*	34,478	3,722,779
Woori Financial Group, Inc.	177,815	1,399,037
Yuhan Corp.*	57,786	3,389,457

		65,680,490

Spain — 1.6%
Acciona SA	9,597	1,438,315
Enagas SA	101,736	2,241,304
Endesa SA	120,327	3,075,227
Ferrovial SA	25,555	612,643
Iberdrola SA	223,449	3,025,319
Naturgy Energy Group SA	107,430	2,775,442
Siemens Gamesa Renewable Energy SA	20,530	842,217

		14,010,467

Sweden — 3.9%
Boliden AB	87,511	2,867,458
Castellum AB	67,112	1,610,108
Hennes & Mauritz AB, Class B*	148,604	3,177,060
Hexagon AB, Class B	39,508	3,442,971
ICA Gruppen AB	57,060	2,860,106
Investor AB, Class B	47,475	3,482,260
Securitas AB, Class B	174,042	2,681,746
Skanska AB, Class B	123,720	3,196,931
Svenska Cellulosa AB SCA, Class B*	12,870	226,703
Swedish Match AB	42,267	3,259,327
Tele2 AB, Class B	209,773	2,895,044
Telia Co. AB	631,764	2,768,573
Trelleborg AB, Class B*	51,066	1,154,975

		33,623,262

Switzerland — 1.9%
Baloise Holding AG (Registered)	3,482	583,101
EMS-Chemie Holding AG (Registered)	366	345,211
Kuehne + Nagel International AG (Registered)	4,535	1,031,966
Logitech International SA (Registered)	25,089	2,605,708
Novartis AG (Registered)	29,242	2,647,722
Roche Holding AG	8,174	2,820,946
Sonova Holding AG (Registered)*	13,043	3,146,483
Swisscom AG (Registered)	5,520	3,004,419

		16,185,556

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
United Kingdom — 15.9%
3i Group plc	178,984	2,712,238
Admiral Group plc	87,131	3,433,906
Ashmore Group plc	112,095	690,677
Ashtead Group plc	76,810	3,854,854
AstraZeneca plc	23,583	2,405,730
Auto Trader Group plc*(b)	434,821	3,352,283
Avast plc(b)	380,511	2,453,431
AVEVA Group plc	57,581	2,857,706
B&M European Value Retail SA	285,816	2,089,168
Barratt Developments plc*	214,933	1,871,836
Bellway plc	41,387	1,556,605
Berkeley Group Holdings plc	50,416	2,883,256
BP plc	595,715	2,213,650
British American Tobacco plc	66,818	2,428,024
BT Group plc*	1,220,664	2,093,039
Centrica plc*	2,646,132	1,869,917
CK Hutchison Holdings Ltd.	229,042	1,580,626
Compass Group plc*	103,389	1,846,815
ConvaTec Group plc(b)	963,497	2,642,911
Croda International plc	33,004	2,835,659
Derwent London plc, REIT	54,387	2,354,229
Diageo plc	41,495	1,665,908
Direct Line Insurance Group plc	307,122	1,260,541
Experian plc	86,040	3,007,324
GlaxoSmithKline plc	142,514	2,646,671
Halma plc	62,556	2,108,526
IMI plc	79,437	1,351,907
Informa plc*	212,687	1,447,196
InterContinental Hotels Group plc*	37,862	2,332,574
Intertek Group plc	21,467	1,616,749
Johnson Matthey plc	43,712	1,758,500
Legal & General Group plc	935,507	3,111,369
London Stock Exchange Group plc	25,928	3,078,045
Mondi plc	108,893	2,564,421
National Grid plc	244,412	2,839,015
Next plc*	24,567	2,593,633
Pearson plc	287,715	3,187,620
Pennon Group plc	201,022	2,566,964
Persimmon plc	80,719	2,809,701
Phoenix Group Holdings plc	195,893	1,805,301
Reckitt Benckiser Group plc	18,843	1,597,480
RELX plc	124,717	3,087,804
Rentokil Initial plc*	461,060	3,129,140
Rightmove plc*	118,411	969,289
Sage Group plc (The)	322,958	2,600,469
Segro plc, REIT	257,037	3,345,204
Severn Trent plc	70,736	2,236,173
Smith & Nephew plc	53,664	1,129,831
Smiths Group plc	52,990	1,023,451
Spirax-Sarco Engineering plc	12,649	1,912,408
SSE plc	141,666	2,869,717
Standard Life Aberdeen plc	214,856	884,490
Tate & Lyle plc	296,259	2,790,354
Taylor Wimpey plc*	1,190,581	2,376,183
Unilever plc	49,733	2,897,205
Unilever plc	7,941	461,603
United Utilities Group plc	247,288	3,117,015
Vodafone Group plc	1,588,513	2,712,780
Wm Morrison Supermarkets plc	945,661	2,319,136
WPP plc	61,819	645,985

		135,884,242

United States — 0.3%
Ferguson plc	24,629	2,859,643

TOTAL COMMON STOCKS (Cost $791,206,090)		847,860,726

	No. of Rights
RIGHTS — 0.0%(c)
South Korea — 0.0%(c)
Hanwha Solutions Corp., expiring 2/25/2021*	2,578	11,216
Korean Air Lines Co. Ltd., expiring 3/5/2021*	4,741	40,425

TOTAL RIGHTS (Cost $22,789)		51,641

	Shares
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(d)(e)(Cost $2,680,229)	2,678,623	2,680,230

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(d)(e)	1,258,523	1,258,649
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	287,615	287,615

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,546,264)		1,546,264

TOTAL SHORT-TERM INVESTMENTS (Cost $4,226,493)		4,226,494

Total Investments — 99.6% (Cost $795,455,372)		852,138,861
Other Assets Less Liabilities — 0.4%		3,350,083

Net Assets — 100.0%		855,488,944

Percentages indicated are based on net assets.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	5.5%
Chemicals	5.4
Electric Utilities	5.4
Diversified Telecommunication Services	5.0
Oil, Gas & Consumable Fuels	4.9
Metals & Mining	4.6
Food & Staples Retailing	3.0
Food Products	2.9
Household Durables	2.9
Gas Utilities	2.8
Insurance	2.7
Equity Real Estate Investment Trusts (REITs)	2.7
Construction & Engineering	2.7
Health Care Equipment & Supplies	2.5
Specialty Retail	2.2
Trading Companies & Distributors	2.1
IT Services	2.0
Capital Markets	1.9
Software	1.8
Semiconductors & Semiconductor Equipment	1.8
Technology Hardware, Storage & Peripherals	1.8
Wireless Telecommunication Services	1.8
Hotels, Restaurants & Leisure	1.7
Beverages	1.7
Entertainment	1.6
Health Care Providers & Services	1.6
Industrial Conglomerates	1.5
Road & Rail	1.4
Electronic Equipment, Instruments & Components	1.4
Multiline Retail	1.4
Media	1.4
Interactive Media & Services	1.3
Banks	1.3
Professional Services	1.3
Machinery	1.2
Diversified Financial Services	1.1
Paper & Forest Products	1.0
Commercial Services & Supplies	1.0
Auto Components	1.0
Others (each less than 1.0%)	8.2
Short-Term Investments	0.5

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $1,419,600.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	65	03/2021	USD	6,887,400	(21,469)

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$88,720,427	$—	$88,720,427
Austria	—	1,064,363	—	1,064,363
Belgium	—	5,673,356	—	5,673,356
Brazil	—	2,437,126	—	2,437,126
Cambodia	—	658,504	—	658,504
Chile	—	3,412,917	—	3,412,917
China	—	11,027,619	—	11,027,619
Denmark	—	8,222,401	—	8,222,401
Finland	—	18,701,425	—	18,701,425
France	—	30,651,216	—	30,651,216
Germany	—	18,792,738	—	18,792,738
Hong Kong	194,925	32,531,547	—	32,726,472
Indonesia	—	734,147	—	734,147
Ireland	836,429	2,952,147	—	3,788,576
Italy	—	15,926,972	—	15,926,972
Japan	—	258,289,241	—	258,289,241
Jordan	—	2,930,321	—	2,930,321
Luxembourg	—	1,326,979	—	1,326,979
Macau	—	1,357,851	—	1,357,851
Mexico	—	972,590	—	972,590
Netherlands	2,632,363	19,807,536	—	22,439,899
New Zealand	—	10,348,487	—	10,348,487
Norway	2,913,558	5,927,225	—	8,840,783
Portugal	4,994,969	225,535	—	5,220,504
Russia	—	5,410,018	—	5,410,018
Singapore	—	17,249,739	—	17,249,739
South Africa	—	2,692,395	—	2,692,395
South Korea	1,414,533	64,265,957	—	65,680,490
Spain	—	14,010,467	—	14,010,467
Sweden	—	33,623,262	—	33,623,262
Switzerland	—	16,185,556	—	16,185,556
United Kingdom	3,104,514	132,779,728	—	135,884,242
United States	—	2,859,643	—	2,859,643

Total Common Stocks	16,091,291	831,769,435	—	847,860,726

Rights	—	51,641	—	51,641
Short-Term Investments
Investment Companies	2,680,230	—	—	2,680,230
Investment of Cash Collateral from Securities Loaned	1,546,264	—	—	1,546,264

Total Short-Term Investments	4,226,494	—	—	4,226,494

Total Investments in Securities	$20,317,785	$831,821,076	$—	$852,138,861

Depreciation in Other Financial Instruments
Futures Contracts	$(21,469)	$—	$—	$(21,469)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.11% (a)(b)	$209,263	$20,594,328	$18,122,732	$(650)	$21	$2,680,230	2,678,623	$454	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17% (a)(b)	2,258,649	17,000,000	18,000,000	(252)	252	1,258,649	1,258,523	2,292	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	1,193,251	26,940,307	27,845,943	—	—	287,615	287,615	212	—

Total	$3,661,163	$64,534,635	$63,968,675	$(902)	$273	$4,226,494		$2,958	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.